Concentrations - Schedule of Company Revenue (Details) - Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Company’s revenue	$ 21,432,796	$ 20,860,708	$ 21,474,188
Percentage of revenue	59.00%	57.50%	63.20%
Company A [Member]
Disclosure of major customers [line items]
Company’s revenue	$ 7,582,800	$ 7,548,954	$ 8,093,618
Percentage of revenue	20.90%	20.80%	23.80%
Company B [Member]
Disclosure of major customers [line items]
Company’s revenue	$ 4,980,593	$ 5,332,493	$ 5,911,995
Percentage of revenue	13.70%	14.70%	17.40%
Company C [Member]
Disclosure of major customers [line items]
Company’s revenue	$ 3,248,858	$ 3,051,057	$ 3,294,297
Percentage of revenue	8.90%	8.40%	9.70%
Company D [Member]
Disclosure of major customers [line items]
Company’s revenue	$ 5,620,545	$ 4,928,204	$ 4,174,278
Percentage of revenue	15.50%	13.60%	12.30%